Notes Payables (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of notes payable
Total Notes Payable:	$ 1,625,175	$ 1,636,125	$ 1,415,662
Convertible debentures one [Member]
Components of notes payable
Total Notes Payable:	441,362	441,362	441,362
Convertible debentures two [Member]
Components of notes payable
Total Notes Payable:	175,000	175,000	175,000
Debentures [Member]
Components of notes payable
Total Notes Payable:	400,000	400,000	400,000
Convertible debenture three [Member]
Components of notes payable
Total Notes Payable:	300,000	300,000	300,000
Debentures one [Member]
Components of notes payable
Total Notes Payable:			40,000
Term Notes [Member]
Components of notes payable
Total Notes Payable:	300,000	300,000
Unsecured loans [Member]
Components of notes payable
Total Notes Payable:		10,660	44,019
Insurance policy finance agreements [Member]
Components of notes payable
Total Notes Payable:	$ 8,813	$ 9,103	$ 15,281